Selected Quarterly Financial Data (unaudited) - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended				9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Adjustment	Dec. 31, 2012 Adjustment	Dec. 31, 2011 Adjustment
Property and equipment, net	$ 28,812	$ 27,444				$ 20,456				$ 27,444	$ 20,456			$ 6,300	$ 6,306
Financing and capital lease obligations, current portion	3,324	4,288				1,228				4,288	1,228			60	57
Total current liabilities	41,189	41,894				28,981				41,894	28,981			60	57
Financing and capital lease obligations, net of current portion	15,126	14,263				9,589				14,263	9,589			9,000	9,039
Other non-current liabilities	1,528	1,202				871				1,202	871			(1,400)	(1,430)
Total liabilities	131,783	128,179				89,357				128,179	89,357			7,700	7,666
Accumulated deficit	(215,481)	(203,079)				(172,718)				(203,079)	(172,718)			(1,400)	(1,361)
Total stockholders' equity (deficit)	259	11,432				(166,609)				11,432	(166,609)	(152,445)	(137,569)	(1,400)	(1,361)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	132,042	139,611				58,226				139,611	58,226			6,300	6,305
Cost of revenue	19,226				12,445					62,411	44,400	42,133		194	(778)	(901)
Gross profit	11,470	10,783	10,146	10,010	11,402	10,327	10,153	8,282	8,577	42,341	37,339	26,650		194	778	901
Sales and marketing	10,987				9,138					36,072	27,905	22,553		100	(363)	(361)
Research and development	8,778				4,539					23,532	14,621	9,120		100	(414)	(277)
General and administrative	3,529				2,819					10,974	7,494	5,821		20	(83)	(100)
Total operating expenses	23,294	18,474	16,504	19,091	16,466	11,818	12,052	13,456	12,815	70,535	50,141	39,667		215	(860)	(738)
Loss from operations	(11,824)	(7,691)	(6,358)	(9,081)	(5,064)	(1,491)	(1,899)	(5,174)	(4,238)	(28,194)	(12,802)	(13,017)		410	1,638	1,639
Interest expense	(588)				(520)					(2,149)	(1,976)	(1,974)		443	(1,773)	(1,771)
Total other expense, net	(564)				(531)					(2,198)	(1,987)	(2,012)		443	(1,773)	(1,771)
Loss before income taxes	(12,388)				(5,595)					(30,392)	(14,789)	(15,029)		33	(135)	(132)
Net loss	(12,402)	(8,282)	(6,836)	(9,628)	(5,615)	(2,029)	(2,408)	(5,690)	(4,746)	(30,361)	(14,873)	(15,064)		33	(135)	(132)
Comprehensive loss	(12,402)				(5,615)					(30,361)	(14,873)	(15,064)		33	(135)	(132)
Net loss per common share, basic and diluted	$ (0.51)	$ (0.34)	$ (1.08)	$ (2.00)	$ (1.17)	$ (0.42)	$ (0.50)	$ (1.18)	$ (0.99)	$ (2.99)	$ (3.09)	$ (3.09)		$ 0.01	$ (0.03)	$ (0.03)
Net loss														100
Depreciation and amortization	2,444				1,904					8,172	8,560	7,306		100	266	266
Interest accrual on financing obligation	459				443					1,768	1,774	1,771		443	1,774	1,771
Other non-current liabilities	325				85					331	293	141		(25)	(118)	(170)
Net cash and cash equivalents provided by operating activities											12,408	5,882		451	1,786	1,734
Payments on financing and capital lease obligations											3,145	2,810		451	1,786	1,734
Net cash and cash equivalents used in financing activities											$ (2,253)	$ (2,445)		$ 451	$ (1,786)	$ (1,734)